Income Taxes - Reconciliation between actual income tax expense and income tax (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Income Taxes
Income tax rate (as a percent)	35.00%	35.00%	35.00%
Provision for income taxes at U.S. Federal statutory rate	$ (77,222)	$ (64,542)	$ (755)
State taxes, net of federal benefit	(3,472)	(1,436)	13
Foreign taxes at different rate	34,457	26,552	(1,444)
Non-deductible expenses	(72)	67	(2)
Non-taxable income		(288)
Valuation allowance	24,218	26,344	6,263
Other	(1,063)	807	2
Prior year deconsolidation			(1,237)
Impairments and intangible amortization	22,826	194	200
Stock Based Compensation	664	12,975
Total provision for income taxes	$ 336	$ 673	$ 3,040